LOANS AND CAPITAL LEASES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of loans and capital leases [abstract]
Schedule of Loans and Capital Leases

	December 31,
	2017	2016
	In thousands
Total loans and capital leases (1)	1,984	1,776
Less current maturities	614	412
Long term loans and capital leases	$1,370	$1,364

(1)	The capital lease balance was $274 thousands and $103 thousands, as of December 31, 2017 and 2016, respectively.